Share-based compensation - Schedule of share-based compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses	$ 1,531,258	$ 7,443,930	$ 8,052,011
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses	69,780	3,594,005	2,825,863
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses	1,291,978	98,513	0
Class B Common Shares issued for services
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses	169,500	174,537	0
Class B Common Shares issued for compensation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses	$ 0	$ 3,576,875	$ 5,226,148